SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Authorized, issued and outstanding common shares roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ‘000, except number of shares	Authorized shares	Issued and Outstanding Shares	Common Shares
Incorporation of Company, October 17, 2013	1,000	500	-
Increased Authorized Share Capital	249,999,000	-	-
Common Shares Issued	-	16,666,666	167
Repurchase and Cancellation of Shares	-	(500)	-
Balance, December 31, 2013	250,000,000	16,666,666	167
Common Shares Issued	-	6,764,704	67
Balance, December 31, 2014	250,000,000	23,431,370	234